UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2025

Date of reporting period:	March 1, 2024 – February 28, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Floating Rate Income Fund
Class A [PFLRX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Putnam Floating Rate Income Fund returned 7.20%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 8.10% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to the gaming, lodging & leisure and energy sectors.
↑	Underweight exposure to Asurion.

Top detractors from performance:
↓	Overweight exposure to First Brands Group and American Airlines Group due to modest price depreciation into the low-mid 90’s.
↓	Overweight exposure to the housing sector.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSA-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	7.20	4.78	3.87
Class A (with sales charge)	4.79	4.31	3.63
Bloomberg U.S. Aggregate Index	5.81	-0.52	1.51
Morningstar LSTA U.S. Leveraged Loan Index	8.10	6.19	5.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to December 1, 2018, has been restated to reflect the current maximum sales charge, which is higher than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$381,478,540
Total Number of Portfolio Holdings*	249
Total Management Fee Paid	$2,064,712
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSA-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Scott D’Orsi, Reema Agarwal, Margaret Chiu and Justin Ma.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSA-0425

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 4	38963-ATSA-0425

Putnam Floating Rate Income Fund
Class C [PFICX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Putnam Floating Rate Income Fund returned 6.52%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 8.10% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to the gaming, lodging & leisure and energy sectors.
↑	Underweight exposure to Asurion.

Top detractors from performance:
↓	Overweight exposure to First Brands Group and American Airlines Group due to modest price depreciation into the low-mid 90’s.
↓	Overweight exposure to the housing sector.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSC-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	6.52	4.02	3.26
Class C (with sales charge)	5.53	4.02	3.26
Bloomberg U.S. Aggregate Index	5.81	-0.52	1.51
Morningstar LSTA U.S. Leveraged Loan Index	8.10	6.19	5.05
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$381,478,540
Total Number of Portfolio Holdings*	249
Total Management Fee Paid	$2,064,712
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSC-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Scott D’Orsi, Reema Agarwal, Margaret Chiu and Justin Ma.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSC-0425

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 4	38963-ATSC-0425

Putnam Floating Rate Income Fund
Class R [PFLLX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R shares of Putnam Floating Rate Income Fund returned 6.93%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 8.10% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to the gaming, lodging & leisure and energy sectors.
↑	Underweight exposure to Asurion.

Top detractors from performance:
↓	Overweight exposure to First Brands Group and American Airlines Group due to modest price depreciation into the low-mid 90’s.
↓	Overweight exposure to the housing sector.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R	6.93	4.52	3.62
Bloomberg U.S. Aggregate Index	5.81	-0.52	1.51
Morningstar LSTA U.S. Leveraged Loan Index	8.10	6.19	5.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$381,478,540
Total Number of Portfolio Holdings*	249
Total Management Fee Paid	$2,064,712
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Scott D’Orsi, Reema Agarwal, Margaret Chiu and Justin Ma.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSR-0425

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 4	38963-ATSR-0425

Putnam Floating Rate Income Fund
Class R6 [PFRZX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Putnam Floating Rate Income Fund returned 7.54%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 8.10% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to the gaming, lodging & leisure and energy sectors.
↑	Underweight exposure to Asurion.

Top detractors from performance:
↓	Overweight exposure to First Brands Group and American Airlines Group due to modest price depreciation into the low-mid 90’s.
↓	Overweight exposure to the housing sector.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSR6-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	7.54	5.13	4.18
Bloomberg U.S. Aggregate Index	5.81	-0.52	1.51
Morningstar LSTA U.S. Leveraged Loan Index	8.10	6.19	5.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$381,478,540
Total Number of Portfolio Holdings*	249
Total Management Fee Paid	$2,064,712
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSR6-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Scott D’Orsi, Reema Agarwal, Margaret Chiu and Justin Ma.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSR6-0425

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 4	38963-ATSR6-0425

Putnam Floating Rate Income Fund
Class Y [PFRYX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class Y shares of Putnam Floating Rate Income Fund returned 7.47%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 8.10% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to the gaming, lodging & leisure and energy sectors.
↑	Underweight exposure to Asurion.

Top detractors from performance:
↓	Overweight exposure to First Brands Group and American Airlines Group due to modest price depreciation into the low-mid 90’s.
↓	Overweight exposure to the housing sector.
Putnam Floating Rate Income Fund	PAGE 1	38963-ATSY-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class Y	7.47	5.05	4.13
Bloomberg U.S. Aggregate Index	5.81	-0.52	1.51
Morningstar LSTA U.S. Leveraged Loan Index	8.10	6.19	5.05
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$381,478,540
Total Number of Portfolio Holdings*	249
Total Management Fee Paid	$2,064,712
Portfolio Turnover Rate	37%
*	Includes derivatives, if applicable.
Putnam Floating Rate Income Fund	PAGE 2	38963-ATSY-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Scott D’Orsi, Reema Agarwal, Margaret Chiu and Justin Ma.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 3	38963-ATSY-0425

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Floating Rate Income Fund	PAGE 4	38963-ATSY-0425

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
February 28, 2025	$84,586	$ —	$9,614	$ —
February 28, 2024	$89,933	$ —	$9,614	$ —

For the fiscal years ended February 28, 2025 and February 28, 2024, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $518,325 and $673,977 respectively, to the fund, the fund’s investment manager and any entity controlling, controlled by or under common control with the fund’s investment manager that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
February 28, 2025	$ —	$70,000	$448,325	$518,325
February 28, 2024	$ —	$664,363	$ —	$664,363

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Floating Rate Income
Fund

Financial Statements and Other Important Information

Annual | February 28, 2025

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of
Putnam Floating Rate Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Floating Rate Income Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of FebruaryÊ28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Floating Rate Income Fund	1

The fund’s portfolio 2/28/25
SENIOR LOANS (85.0%)*c	Principal amount	Value
Advertising and marketing services (0.5%)
Advantage Sales & Marketing, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.805%, 10/28/27	$1,105,781	$1,105,289
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.438%, 8/21/28	722,888	724,500
		1,829,789
Automotive (0.3%)
Wand NewCo 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.074%, 1/30/31	976,651	975,103
		975,103
Basic materials (0.5%)
AMG Critical Materials NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.938%, 11/16/28	496,164	492,445
Watlow Electric Manufacturing, Co. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	1,318,282	1,326,383
		1,818,828
Building materials (3.5%)
Chariot Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.674%, 10/22/28	2,910,000	2,909,593
Cornerstone Building Brands, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 7.662%, 4/12/28	2,829,267	2,630,454
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.829%, 6/18/31	1,995,000	1,992,865
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.167%, 5/30/31	2,738,756	2,673,191
Park River Holdings, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 7.822%, 12/28/27	962,478	936,712
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.574%, 10/19/29	2,315,223	2,310,882
		13,453,697
Capital goods (10.2%)
American Trailer World Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.174%, 3/3/28	2,110,850	1,785,779
Bleriot US Bidco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.75%), 9.593%, 10/31/28	492,528	493,107
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.805%, 3/18/30	2,406,682	2,413,457
Chromalloy Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.06%, 3/21/31	746,250	747,235
Clarios Global LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.074%, 1/14/32	459,921	459,730
Clarios Global LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 5/6/30	2,572,727	2,565,330
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 8.823%, 9/28/28	1,346,549	1,285,207
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.579%, 10/4/28	618,750	589,802
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.34%, 10/4/28	984,810	932,103
DXP Enterprises, Inc./TX bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.074%, 10/7/30	1,481,288	1,491,160
Enviri Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.688%, 3/5/28	1,930,000	1,893,812
Filtration Group Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.324%, 12/26/28	2,426,043	2,441,873
First Brands Group, LLC bank term loan FRN (CME Term SOFR 6 Month + 8.50%), 13.052%, 3/30/28	2,000,000	1,885,000
GFL Environmental, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.305%, 6/27/31	997,500	997,934
Goat Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.324%, 12/10/31	1,475,000	1,471,541
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	2,772,449	2,772,906
MajorDrive Holdings IV, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 8.59%, 6/1/28	2,073,294	1,950,845
MX Holdings US, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.572%, 2/19/32	181,370	181,596
OT Merger Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 8.59%, 10/15/28	967,181	634,471
Plastipak Packaging, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 12/1/28	400,000	401,178
Pro Mach Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.824%, 8/31/28	2,926,152	2,933,468
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 2.50%), 6.824%, 9/25/28	925,899	927,085
Terex Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.324%, 10/1/31	923,077	927,503
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 6.829%, 2/28/31	2,304,344	2,307,225
TRC Cos., Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.324%, 12/11/28	1,979,644	1,979,644
Vertex Aerospace Services, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 12/6/28	500,000	497,918
Vertiv Group Corp. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 1.75%), 6.073%, 3/2/27	1,139,410	1,139,826
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.573%, 1/20/31	995,000	994,304
		39,101,039
Chemicals (5.4%)
A-AP Buyer, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.574%, 8/1/31	1,000,000	1,003,750
ARC Falcon I, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 7.924%, 9/22/28	1,984,675	1,990,311
GEON Performance Solutions, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.84%, 8/18/28	968,053	966,693
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.354%, 4/30/28	2,098,834	2,020,506
Hexion Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 7.44%), 11.861%, 3/15/30	751,765	734,850
INEOS US Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.325%, 2/7/31	222,222	219,364

2
Floating Rate Income Fund

SENIOR LOANS (85.0%)*c cont.	Principal amount	Value
Chemicals cont.
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.947%, 10/16/28	$597,767	$598,673
Mineral Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.324%, 11/21/31	1,111,000	1,113,778
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 4/3/28	1,432,180	1,441,583
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.554%, 4/3/28	742,514	748,239
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.291%, 3/16/27	2,086,674	2,088,405
Tronox Finance, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.601%, 4/4/29	1,977,500	1,955,253
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.689%, 4/21/29	2,714,826	2,632,811
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.579%, 9/22/28	1,959,646	1,962,096
Windsor Holdings III, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.822%, 8/1/30	987,550	987,244
		20,463,556
Commercial and consumer services (4.5%)
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.174%, 5/5/28	1,939,862	1,944,188
Anticimex Global AB bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.40%), 7.74%, 11/16/28	496,250	498,523
BIFM CA Buyer, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.074%, 5/31/28	1,358,974	1,363,649
Boost Newco Borrower, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.291%, 1/31/31	1,330,000	1,332,328
Cimpress PLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 5/17/28	307,690	306,921
Garda World Security Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.308%, 2/1/29	3,083,299	3,081,388
GBT US III, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.802%, 7/28/31	1,000,000	1,000,275
Grant Thornton, LLP/Chicago bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.055%, 5/30/31	1,995,000	1,993,893
HomeServe USA, Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.312%, 10/21/30	992,500	986,297
Horizon US Finco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.055%, 12/17/31	1,797,753	1,766,292
Kingpin Intermediate Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.824%, 2/6/28	332,489	332,283
Latham Pool Products, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.191%, 2/23/29	497,195	489,946
Neon Maple US Debt Mergersub, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.00%), 7.324%, 7/21/31	2,000,000	2,001,010
		17,096,993
Communication services (3.9%)
Altice France SA/France bank term loan FRN Ser. B14, (CME Term SOFR 1 Month + 5.50%), 9.802%, 8/31/28	1,529,890	1,376,901
Asurion, LLC bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 4.25%), 7.688%, 12/23/26	1,899	1,899
Cogeco Financing 2 LP bank term loan FRN (CME Term SOFR 3 Month + 2.50%), 6.938%, 9/1/28	1,729,712	1,710,253
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.824%, 9/13/29	1,872,803	1,639,480
Crown Subsea Communications Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.323%, 1/30/31	1,492,500	1,502,059
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.174%, 4/15/27	1,230,570	1,162,815
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	788,911	785,101
First Opportunity Fund, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.055%, 7/20/28	1,935,000	1,941,773
Frontier Communications Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 6 Month + 2.50%), 6.792%, 7/1/31	1,496,250	1,505,602
Viasat, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 8.938%, 2/24/29	977,444	900,959
Virgin Media Bristol, LLC bank term loan FRN Ser. Y3, (CME Term SOFR 6 Month + 3.18%), 7.577%, 3/31/31	1,000,000	975,225
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.502%, 7/16/29	1,500,000	1,518,750
		15,020,817
Computers (4.6%)
Adeia, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 6/8/28	1,202,671	1,205,425
Central Parent, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.579%, 7/6/29	1,987,519	1,823,797
ConnectWise, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.09%, 9/30/28	1,346,845	1,350,212
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	1,990,000	1,882,341
Ivanti Software, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.817%, 12/1/27	1,935,275	1,514,962
LMI, Inc./DE bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.924%, 9/30/28	1,935,000	1,909,603
McAfee Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.323%, 3/1/29	2,993,207	2,990,588
Project Sky Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 6.00%), 10.424%, 10/8/29	2,000,000	1,937,500
RealPage, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/22/28	2,924,433	2,909,504
		17,523,932
Construction (3.0%)
AZEK Group, LLC (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.324%, 9/23/31	2,493,750	2,506,219
Construction Partners, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 10/29/31	287,969	287,789
Core & Main LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.27%, 7/27/28	1,246,767	1,252,739
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.174%, 11/23/27	2,068,143	1,973,970

Floating Rate Income Fund
3

SENIOR LOANS (85.0%)*c cont.	Principal amount	Value
Construction cont.
Janus International Group, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.791%, 7/25/30	$1,910,400	$1,910,104
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 3/18/31	1,489,370	1,489,415
TAMKO Building Products, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.068%, 9/20/30	1,995,377	2,002,860
		11,423,096
Consumer (0.2%)
Madison Safety & Flow, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.574%, 9/19/31	806,061	808,410
		808,410
Consumer staples (4.5%)
AIP RD Buyer Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.324%, 12/26/30	496,256	497,462
Aramark Services, Inc. bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 2.00%), 6.324%, 6/24/30	738,750	742,351
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.174%, 11/18/29	573,642	574,359
Ascend Learning, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.324%, 12/11/28	1,961,880	1,948,853
Brand Industrial Services, Inc. bank term loan FRN Ser. C, (CME Term SOFR 1 Month + 4.50%), 8.791%, 8/1/30	878,803	855,185
Fender Musical Instruments Corp bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.424%, 11/16/28	1,932,968	1,749,336
Flynn Restaurant Group LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.074%, 1/20/32	1,716,952	1,704,075
Gloves Buyer, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.30%, 1/20/32	2,000,000	1,990,000
Golden State Foods Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.557%, 10/7/31	562,161	567,960
Hoya Midco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.552%, 2/5/29	300,000	300,626
IRB Holding Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 3/10/28	964,929	965,233
KUEHG Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.537%, 6/12/30	310,197	311,748
Naked Juice, LLC bank term loan FRN (CME Term SOFR 3 Month + 6.00%), 10.429%, 1/24/30	500,000	119,750
Olympus Water US Holding Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.337%, 6/23/31	2,267,562	2,265,589
Saratoga Food Specialties, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.642%, 3/7/29	333,334	336,182
Soliant Lower Intermediate, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.002%, 6/21/31	500,000	502,500
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.313%, 12/2/30	1,743,215	1,747,477
		17,178,686
Electronics (0.7%)
Roper Industrial Products Investment Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.079%, 11/23/29	985,075	985,508
Vision Solutions, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.552%, 4/24/28	1,827,500	1,801,038
		2,786,546
Energy (2.6%)
BCP Renaissance Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.329%, 10/31/28	1,583,144	1,586,112
ChampionX Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.174%, 5/13/29	980,094	981,931
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.329%, 12/31/30	1,735,257	1,734,338
GIP II Blue Holding LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.074%, 9/22/28	1,734,594	1,756,060
GIP Pilot Acquisition Partners LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.302%, 10/4/30	1,313,565	1,313,361
Hilcorp Energy I LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.315%, 2/5/30	685,714	687,428
Oryx Midstream Services Permian Basin, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.572%, 10/5/28	1,911,928	1,912,081
		9,971,311
Entertainment (1.5%)
Banijay US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.063%, 3/1/28 (France)	849,510	855,456
Cedar Fair LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.323%, 4/18/31	1,990,000	1,992,388
Motion Finco SARL bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.50%), 7.829%, 11/30/29	1,985,037	1,956,681
SeaWorld Parks & Entertainment, Inc. bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 2.00%), 6.324%, 11/19/31	992,500	991,259
		5,795,784
Financials (6.7%)
Acrisure, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.75%), 7.324%, 11/6/30	1,496,250	1,497,425
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.072%, 9/12/31	2,736,857	2,735,749
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 7.938%, 3/11/28	1,395,625	1,393,880
Aretec Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.824%, 8/9/30	2,217,650	2,216,608

4
Floating Rate Income Fund

SENIOR LOANS (85.0%)*c cont.	Principal amount	Value
Financials cont.
AssuredPartners, Inc. bank term loan FRN Ser. B5, (CME Term SOFR 1 Month + 3.50%), 7.824%, 2/14/31	$1,623,821	$1,625,639
CoreLogic, Inc. bank term loan FRN (CME Term SOFR 1 Month + 6.50%), 10.938%, 6/4/29	2,500,000	2,444,800
Corpay Technologies Operating Co., LLC bank term loan FRN (CME Term SOFR 1 Month + 1.75%), 6.605%, 4/28/28	255,320	255,069
Cushman & Wakefield US Borrower, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.574%, 1/31/30	399,000	400,662
Dragon Buyer, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.579%, 9/24/31	1,509,434	1,512,076
Greystar Real Estate Partners, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.05%, 8/21/30	497,500	498,435
Greystone Select Financial, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 9.555%, 6/17/28	1,430,769	1,430,769
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.50%), 6.787%, 6/20/30	1,602,860	1,605,978
Jane Street Group, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.313%, 12/10/31	3,598,784	3,559,521
Osaic Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.824%, 8/16/28	2,657,538	2,660,328
USI, Inc./NY bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.579%, 11/23/29	1,630,616	1,627,306
		25,464,245
Forest products and packaging (2.0%)
Asplundh Tree Expert, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.074%, 5/8/31	994,000	992,758
BWAY Holding Co. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.323%, 4/16/27	1,458,028	1,461,979
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.227%, 2/4/26	1,957,718	1,844,611
Pregis TopCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.438%, 8/1/26	1,451,250	1,458,056
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31	2,000,000	2,012,190
		7,769,594
Gaming and lottery (3.5%)
Bally’s Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.802%, 8/6/28	2,425,000	2,280,264
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.563%, 1/25/30	1,645,000	1,647,673
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.824%, 1/27/29	935,302	936,555
Flutter Entertainment PLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 11/29/30	398,992	398,556
Great Canadian Gaming Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.75%), 9.087%, 11/1/29	2,545,030	2,550,591
Light & Wonder International, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.562%, 4/16/29	2,450,203	2,456,720
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	2,947,613	2,950,575
		13,220,934
Health care (7.4%)
athenahealth, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.00%), 7.324%, 1/27/29	2,223,962	2,223,762
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.329%, 9/29/28	595,965	598,200
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.674%, 5/5/27	2,655,571	2,650,592
Charlotte Buyer, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.56%, 2/11/28	989,962	989,418
CHG Healthcare Services, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.00%), 7.313%, 9/29/28	990,000	991,396
Concentra Health Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.574%, 6/26/31	997,500	1,002,488
Covetrus, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 9.329%, 10/13/29	980,025	946,258
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.324%, 5/6/31	1,281,788	1,284,300
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.324%, 4/23/31	2,271,308	2,276,373
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.00%), 6.413%, 11/15/27	1,414,912	1,405,100
Insulet Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 7/31/31	497,423	499,962
Jazz Financing Lux SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 5/5/28	2,587	2,593
Lifepoint Health, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.052%, 5/14/31	1,497,974	1,449,297
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.574%, 10/23/28	2,657,938	2,664,942
Organon & Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.57%, 5/19/31	1,079,750	1,078,848
Perrigo Investments, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.324%, 4/20/29	699,716	701,465
Phoenix Guarantor, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 2/21/31	1,985,025	1,980,450
Phoenix Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 11/15/28	2,804,568	2,811,972
Physician Partners, LLC bank term loan FRN Ser. B1, (CME Term SOFR 3 Month + 4.00%), 8.458%, 12/1/29	170,188	105,091
Physician Partners, LLC bank term loan FRN Ser. C, (CME Term SOFR 3 Month + 5.50%), 5.746%, 12/1/30	170,188	38,292
Southern Veterinary Partners, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.715%, 10/30/31	689,655	691,307
Surgery Center Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.074%, 12/19/30	1,985,000	1,989,724
		28,381,830

Floating Rate Income Fund
5

SENIOR LOANS (85.0%)*c cont.	Principal amount	Value
Household furniture and appliances (1.1%)
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 1/14/32	$2,665,714	$2,653,719
TGP Holdings III, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 7.674%, 6/24/28	1,499,245	1,430,655
		4,084,374
Leisure (0.3%)
Topgolf Callaway Brands Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.324%, 3/18/30	1,178,125	1,167,204
		1,167,204
Lodging/Tourism (0.5%)
Carnival Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.319%, 10/18/28	1,520,217	1,525,234
Carnival Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.319%, 8/9/27	267,170	267,588
		1,792,822
Metals (0.6%)
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.572%, 8/18/30	987,550	990,266
TMS International Corp./DE bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 7.80%, 3/4/30	1,477,603	1,482,686
		2,472,952
Publishing (0.4%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (CME Term SOFR 6 Month + 3.50%), 7.826%, 3/24/31	1,691,500	1,691,855
		1,691,855
Retail (3.3%)
Great Outdoors Group, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.574%, 1/16/32	2,889,246	2,901,901
Johnstone Supply, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.82%, 6/9/31	997,494	995,204
Kodiak BP, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.046%, 11/26/31	2,010,582	2,009,466
Peer Holding III BV bank term loan FRN Ser. B5, (CME Term SOFR 1 Month + 3.00%), 7.329%, 6/23/31	1,250,000	1,254,300
Petco Health & Wellness Co., Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 7.84%, 3/4/28	1,876,765	1,737,377
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.174%, 1/29/28	1,556,404	1,552,785
RH bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 7.674%, 10/20/28	1,994,898	1,982,250
		12,433,283
Semiconductor (0.8%)
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 6 Month + 5.60%), 9.747%, 2/1/30	1,872,500	1,799,154
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.10%), 7.247%, 11/17/28	1,086,076	1,085,321
		2,884,475
Software (5.4%)
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.291%, 7/24/31	2,365,630	2,363,938
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.079%, 3/24/31	972,563	976,749
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29	2,869,986	2,880,418
Gen Digital, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.062%, 2/13/32	1,300,000	1,294,111
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.824%, 1/26/32	2,382,125	2,373,943
HireRight Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 9/30/30	1,492,443	1,497,107
IGT Holding IV AB bank term loan FRN (CME Term SOFR 3 Month + 3.65%), 7.942%, 3/31/28	2,935,625	2,950,303
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.574%, 10/5/28	2,541,549	2,552,897
Skopima Consilio Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.074%, 5/17/28	992,500	988,247
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	2,615,501	2,618,287
		20,496,000
Technology services (3.5%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.00%), 7.291%, 2/3/31	2,715,845	2,728,800
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 2.25%), 6.574%, 1/18/29	1,806,719	1,806,439
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.074%, 5/8/31	573,563	574,460
GoDaddy Operating Co., LLC bank term loan FRN Ser. B7, (CME Term SOFR 1 Month + 1.75%), 6.074%, 8/21/31	1,210,037	1,209,535
Ingram Micro, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.077%, 7/3/28	924,585	931,811
MH Sub I, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.574%, 12/10/31	1,114,743	1,072,851
MH Sub I, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.574%, 5/3/28	1,647,164	1,614,320
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.324%, 8/31/28	1,959,937	1,966,973
Tempo Acquisition, LLC bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 1.75%), 6.074%, 8/31/28	1,097,443	1,092,126
Tenable, Inc. bank term loan FRN (CME Term SOFR 3 Month + 2.75%), 7.188%, 7/7/28	485,000	487,425
		13,484,740
Textiles (0.3%)
Hanesbrands, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.072%, 2/20/32	656,037	658,497
Hanesbrands, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.074%, 2/14/30	597,424	600,411
		1,258,908

6
Floating Rate Income Fund

SENIOR LOANS (85.0%)*c cont.	Principal amount	Value
Transportation (2.6%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.305%, 4/20/28	$1,491,750	$1,524,941
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.959%, 6/4/29	2,913,571	2,906,593
Genesee & Wyoming, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 4/5/31	628,425	626,804
LaserShip, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 5.50%), 9.929%, 8/10/29	494,253	341,405
LaserShip, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 5.50%), 9.929%, 8/10/29	357,907	102,004
Savage Enterprises, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 9/18/28	664,940	666,925
Skymiles IP, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.043%, 9/16/27	2,170,621	2,203,463
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.579%, 2/14/31	1,389,500	1,388,847
		9,760,982
Utilities and power (0.7%)
Calpine Construction Finance Co. LP bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.324%, 7/20/30	2,014,258	2,014,258
Talen Energy Supply, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.818%, 12/15/31	358,744	359,776
Talen Energy Supply, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 6.818%, 5/17/30	299,647	300,428
		2,674,462
Total senior loans (cost $327,479,626)		$324,286,247
CORPORATE BONDS AND NOTES (7.0%)*	Principal amount	Value
Basic materials (0.7%)
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30	$587,000	$600,467
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31	2,000,000	2,149,314
		2,749,781
Communication services (0.3%)
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	1,000,000	984,938
		984,938
Consumer cyclicals (1.4%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	900,000	938,684
NCL Corp., Ltd. 144A sr. unsec. notes 6.75%, 2/1/32	695,000	710,875
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	1,000,000	980,709
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33	1,215,000	1,204,338
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	1,500,000	1,466,713
		5,301,319
Consumer staples (1.0%)
Brand Industrial Services, Inc. 144A sr. notes 10.375%, 8/1/30	1,000,000	1,019,717
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	1,180,000	1,243,449
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	1,500,000	1,527,173
		3,790,339
Energy (0.8%)
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,000,000	1,000,484
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	1,000,000	1,000,163
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	1,000,000	1,042,307
		3,042,954
Financials (1.3%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	1,000,000	1,032,989
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	900,000	959,122
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	900,000	962,425
Starwood Property Trust, Inc. 144A sr. unsec. notes 6.50%, 7/1/30	2,000,000	2,030,492
		4,985,028
Health care (0.5%)
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	1,000,000	989,056
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	1,000,000	1,033,022
		2,022,078
Technology (0.5%)
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	2,000,000	1,857,189
		1,857,189
Transportation (0.5%)
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29	2,000,000	2,078,026
		2,078,026
Total corporate bonds and notes (cost $26,367,311)		$26,811,652

Floating Rate Income Fund
7

SHORT-TERM INVESTMENTS (9.0%)*	Shares	Value
Putnam Short Term Investment Fund Class P 4.50% L	34,157,610	$34,157,610
Total short-term investments (cost $34,157,610)		$34,157,610
TOTAL INVESTMENTS
Total investments (cost $388,004,547)	$385,255,509
Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
SOFR	Secured Overnight Financing Rate
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from March 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $381,478,540.
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/25
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(1,048,153)	$14,375,000	$1,100,104	12/20/29	500 bp — Quarterly	$193,704
	Total	$(1,048,153)		$193,704
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at February 28, 2025. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s Classifications.

8
Floating Rate Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$26,811,652	$—
Senior loans	—	324,286,247	—
Short-term investments	—	34,157,610	—
Totals by level	$—	$385,255,509	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$1,241,857	$—
Totals by level	$—	$1,241,857	$—

The accompanying notes are an integral part of these financial statements.

Floating Rate Income Fund
9

Financial statements

Statement of assets and liabilities

2/28/25

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $353,846,937)	$351,097,899
Affiliated issuers (identified cost $34,157,610) (Note 5)	34,157,610
Cash	824,018
Dividends, interest and other receivables	2,276,605
Receivable for shares of the fund sold	238,086
Receivable for investments sold	5,695,565
Receivable for variation margin on centrally cleared swap contracts (Note 1)	26,824
Deposits with broker (Note 1)	1,108,649
Receivable from broker (Note 1)	2,817
Prepaid assets	40,161
Total assets	395,468,234

LIABILITIES
Payable for investments purchased	12,588,007
Payable for shares of the fund repurchased	814,685
Payable for compensation of Manager (Note 2)	158,752
Payable for custodian fees (Note 2)	3,024
Payable for investor servicing fees (Note 2)	68,042
Payable for Trustee compensation and expenses (Note 2)	82,977
Payable for administrative services (Note 2)	1,012
Payable for distribution fees (Note 2)	59,326
Distributions payable to shareholders	56,628
Other accrued expenses	157,241
Total liabilities	13,989,694
Net assets	$381,478,540

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$467,237,779
Total distributable earnings (Note 1)	(85,759,239)
Total — Representing net assets applicable to capital shares outstanding	$381,478,540

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($238,102,191 divided by 29,905,097 shares)	$7.96
Offering price per class A share (100/97.75 of $7.96)*	$8.14
Net asset value and offering price per class C share ($17,633,516 divided by 2,216,678 shares)**	$7.95
Net asset value, offering price and redemption price per class R share ($491,377 divided by 61,736 shares)	$7.96
Net asset value, offering price and redemption price per class R6 share ($3,447,101 divided by 432,703 shares)	$7.97
Net asset value, offering price and redemption price per class Y share ($121,804,355 divided by 15,283,227 shares)	$7.97
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

10	Floating Rate Income Fund

Statement of operations

Year ended 2/28/25

Investment income
Interest	$29,957,118
Dividends (including dividend income of $1,842,111 from investments in affiliated issuers) (Note 5)	1,842,111
Total investment income	31,799,229

EXPENSES
Compensation of Manager (Note 2)	2,064,712
Investor servicing fees (Note 2)	423,350
Custodian fees (Note 2)	18,956
Trustee compensation and expenses (Note 2)	15,920
Distribution fees (Note 2)	785,805
Administrative services (Note 2)	6,530
Other	295,945
Total expenses	3,611,218
Expense reduction (Note 2)	(25,379)
Net expenses	3,585,839
Net investment income	28,213,390

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(2,761,197)
Swap contracts (Note 1)	1,305,663
Total net realized loss	(1,455,534)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(69,669)
Swap contracts	(439,356)
Total change in net unrealized depreciation	(509,025)
Net loss on investments	(1,964,559)
Net increase in net assets resulting from operations	$26,248,831

The accompanying notes are an integral part of these financial statements.

Floating Rate Income Fund	11

Statement of changes in net assets

	Year ended 2/28/25	Year ended 2/29/24
Increase (decrease) in net assets
Operations
Net investment income	$28,213,390	$30,049,243
Net realized loss on investments	(1,455,534)	(4,488,818)
Change in net unrealized appreciation (depreciation) of investments	(509,025)	11,262,886
Net increase in net assets resulting from operations	26,248,831	36,823,311
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(16,907,734)	(18,806,409)
Class B	(13,357)	(46,036)
Class C	(1,259,062)	(1,682,862)
Class R	(35,749)	(38,652)
Class R6	(499,565)	(757,854)
Class Y	(8,523,758)	(10,384,967)
From return of capital
Class A	—	(874,431)
Class B		(2,141)
Class C	—	(78,247)
Class R	—	(1,797)
Class R6	—	(35,238)
Class Y	—	(482,865)
Increase (decrease) from capital share transactions (Note 4)	15,775,647	(7,691,071)
Total increase (decrease) in net assets	14,785,253	(4,059,259)
Net assets
Beginning of year	366,693,287	370,752,546
End of year	$381,478,540	$366,693,287

The accompanying notes are an integral part of these financial statements.

12	Floating Rate Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
February 28, 2025	$7.98	.59	(.04)	.55	(.57)	—	(.57)	$7.96	7.20	$238,102	1.00	7.43	37
February 29, 2024	7.89	.65	.16	.81	(.69)	(.03)	(.72)	7.98	10.74	227,247	1.04	8.20	31
February 28, 2023	8.18	.41	(.28)	.13	(.42)	—	(.42)	7.89	1.78	205,018	1.03	5.14	26
February 28, 2022	8.27	.22	(.09)	.13	(.22)	—	(.22)	8.18	1.63	268,621	1.00	2.70	42
February 28, 2021	8.28	.24	(.02)	.22	(.23)	—	(.23)	8.27	2.87	220,335	1.04	2.96	32
Class C
February 28, 2025	$7.97	.54	(.05)	.49	(.51)	—	(.51)	$7.95	6.39	$17,634	1.75	6.71	37
February 29, 2024	7.89	.59	.15	.74	(.63)	(.03)	(.66)	7.97	9.77	20,659	1.79	7.45	31
February 28, 2023	8.17	.35	(.27)	.08	(.36)	—	(.36)	7.89	1.14	21,993	1.78	4.45	26
February 28, 2022	8.27	.16	(.10)	.06	(.16)	—	(.16)	8.17	.74	24,485	1.75	1.94	42
February 28, 2021	8.27	.18	(.01)	.17	(.17)	—	(.17)	8.27	2.22	34,828	1.79	2.24	32
Class R
February 28, 2025	$7.98	.57	(.04)	.53	(.55)	—	(.55)	$7.96	6.93	$491	1.25	7.17	37
February 29, 2024	7.89	.63	.16	.79	(.67)	(.03)	(.70)	7.98	10.46	495	1.29	7.95	31
February 28, 2023	8.17	.39	(.27)	.12	(.40)	—	(.40)	7.89	1.65	436	1.28	4.95	26
February 28, 2022	8.27	.20	(.10)	.10	(.20)	—	(.20)	8.17	1.25	554	1.25	2.44	42
February 28, 2021	8.28	.22	(.02)	.20	(.21)	—	(.21)	8.27	2.61	650	1.29	2.70	32
Class R6
February 28, 2025	$7.99	.62	(.04)	.58	(.60)	—	(.60)	$7.97	7.54	$3,447.69		7.82	37
February 29, 2024	7.90	.67	.16	.83	(.71)	(.03)	(.74)	7.99	11.10	6,825.72		8.51	31
February 28, 2023	8.18	.43	(.26)	.17	(.45)	—	(.45)	7.90	2.23	6,110.70		5.49	26
February 28, 2022	8.28	.25	(.10)	.15	(.25)	—	(.25)	8.18	1.83	7,021.68		3.02	42
February 28, 2021	8.29	.26	(.01)	.25	(.26)	—	(.26)	8.28	3.23	4,994.70		3.30	32
Class Y
February 28, 2025	$7.99	.61	(.03)	.58	(.60)	—	(.60)	$7.97	7.47	$121,804.75		7.68	37
February 29, 2024	7.90	.67	.15	.82	(.70)	(.03)	(.73)	7.99	11.01	111,051.79		8.44	31
February 28, 2023	8.19	.42	(.27)	.15	(.44)	—	(.44)	7.90	2.04	136,348.78		5.32	26
February 28, 2022	8.28	.25	(.10)	.15	(.24)	—	(.24)	8.19	1.88	193,541.75		2.97	42
February 28, 2021	8.29	.26	(.02)	.24	(.25)	—	(.25)	8.28	3.13	90,104.79		3.23	32
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

Floating Rate Income Fund
13

Notes to financial statements 2/28/25

Unless otherwise noted, the “reporting period” represents the period from March 1, 2024 through February 28, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Floating Rate Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital is a secondary goal. The fund invests mainly in corporate loans and debt securities that have floating rates of interest and other corporate debt securities. Under normal circumstances, the fund will invest at least 80% of its net assets in income-producing floating rate loans and other floating rate debt securities. This policy may be changed only after 60 days’ notice to shareholders. The fund invests mainly in obligations of U.S. issuers that are below- investment-grade in quality (having credit characteristics similar to “junk bonds”). The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund’s investment manager may also use derivatives, such as futures, options, warrants, certain foreign currency transactions, and credit default, total return and interest rate swap contracts for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 2.25%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

14
Floating Rate Income Fund

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,108,649 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund ’ s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term

Floating Rate Income Fund
15

capital losses. At February 28, 2025, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$10,251,288	$73,622,991	$83,874,279

Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $531,587 to increase undistributed net investment income and $531,587 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$2,006,705
Unrealized depreciation	(4,755,743)
Net unrealized depreciation	(2,749,038)
Undistributed ordinary income	920,707
Capital loss carryforward	(83,874,279)
Cost for federal income tax purposes	$389,246,404

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.547% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through June 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$266,929
Class B	205
Class C	22,082
Class R	585
Class R6	3,279
Class Y	130,270
Total	$423,350

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $25,379 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $248, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from

16
Floating Rate Income Fund

July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$341,674	$246,311	$587,985
Class B	1.00%	0.45%	117	681	798
Class C	1.00%	1.00%	108,337	86,106	194,443
Class R	1.00%	0.50%	1,562	1,017	$2,579
Total			$451,690	$334,115	$785,805

For the period from August 2, 2024 through February 28, 2025, Franklin Distributors, acting as underwriter, received net commissions of $10,755 from the sale of class A shares and received no monies and $1,042 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period March 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $7,596 from the sale of class A shares and received no monies and $1,550 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through February 28, 2025, Franklin Distributors, acting as underwriter, received $2,854 on class A redemptions. For the period from March 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $4,536 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$146,163,724	$128,678,314
U.S. government securities (Long-term)	—	—
Total	$146,163,724	$128,678,314

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class A	Shares	Amount	Shares	Amount
Shares sold	8,476,381	$67,697,560	7,734,532	$61,065,971
Shares issued in connection with reinvestment of distributions	1,974,309	15,759,509	2,322,162	18,367,640
	10,450,690	83,457,069	10,056,694	79,433,611
Shares repurchased	(9,018,346)	(71,981,739)	(7,552,513)	(59,592,304)
Net increase	1,432,344	$11,475,330	2,504,181	$19,841,307
	YEAR ENDED 2/28/25 *		YEAR ENDED 2/29/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1	$8
Shares issued in connection with reinvestment of distributions	1,645	13,122	6,082	48,003
	1,645	13,122	6,083	48,011
Shares repurchased	(53,783)	(428,373)	(61,346)	(483,315)
Net decrease	(52,138)	$(415,251)	(55,263)	$(435,304)
	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class C	Shares	Amount	Shares	Amount
Shares sold	374,803	$2,991,699	557,851	$4,406,357
Shares issued in connection with reinvestment of distributions	145,213	1,158,623	206,341	1,629,856
	520,016	4,150,322	764,192	6,036,213
Shares repurchased	(894,151)	(7,131,720)	(961,879)	(7,595,270)
Net decrease	(374,135)	$(2,981,398)	(197,687)	$(1,559,057)

Floating Rate Income Fund
17

	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class R	Shares	Amount	Shares	Amount
Shares sold	24,123	$192,463	4,975	$39,438
Shares issued in connection with reinvestment of distributions	4,440	35,428	5,121	40,449
	28,563	227,891	10,096	79,887
Shares repurchased	(28,832)	(230,188)	(3,394)	(26,882)
Net increase (decrease)	(269)	$(2,297)	6,702	$53,005
	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	148,047	$1,184,285	1,089,356	$8,648,633
Shares issued in connection with reinvestment of distributions	60,808	485,760	100,162	793,092
	208,855	1,670,045	1,189,518	9,441,725
Shares repurchased	(630,863)	(5,043,021)	(1,108,064)	(8,815,873)
Net increase (decrease)	(422,008)	$(3,372,976)	81,454	$625,852
	YEAR ENDED 2/28/25		YEAR ENDED 2/29/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,141,661	$49,102,349	5,225,831	$41,375,769
Shares issued in connection with reinvestment of distributions	978,246	7,815,960	1,207,725	9,556,624
	7,119,907	56,918,309	6,433,556	50,932,393
Shares repurchased	(5,736,689)	(45,846,070)	(9,787,674)	(77,149,267)
Net increase (decrease)	1,383,218	$11,072,239	(3,354,118)	$(26,216,874)

* Effective September 5, 2024, the fund has terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 2/29/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
Short-term investments
Putnam Short Term Investment Fund Class P*	$33,496,135	$114,028,109	$113,366,634	$1,842,111	$34,157,610
Total Short-term investments	$33,496,135	$114,028,109	$113,366,634	$1,842,111	$34,157,610
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Centrally cleared credit default contracts (notional)	$11,500,000

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Floating Rate Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$1,241,857 *	Payables	$—
Total		$1,241,857		$—
* Includes cumulative appreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Credit contracts	$1,305,663	$1,305,663
Total	$1,305,663	$1,305,663
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Credit contracts	$(439,356)	$(439,356)
Total	$(439,356)	$(439,356)

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Capital, Inc. (clearing broker)	Total
Assets:
Centrally cleared credit default contracts §	$26,824	$26,824
Total Assets	$26,824	$26,824
Liabilities:
Centrally cleared credit default contracts §	—	—
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$26,824	$26,824
Total collateral received (pledged) †##	$—
Net amount	$26,824
Controlled collateral received (including TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the table listed after the fund’s portfolio. Collateral pledged for centrally cleared swap contracts, which is not included in the table above, amounted to $1,108,649.

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Floating Rate Income Fund
19

Federal tax information (Unaudited)

For the reporting period, the fund hereby designates $25,881,201 or the maximum amount allowable by law, as interest income eligible to be treated as Section 163(j) interest dividends.

The Form 1099 that will be mailed to you in January 2026 will show the tax status of all distributions paid to your account in calendar 2025.

20
Floating Rate Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Floating Rate Income Fund
21

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

22
Floating Rate Income Fund

© 2025 Franklin Templeton. All rights reserved.	38963-AFSOI 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: April 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: April 28, 2025